Summary of Significant Accounting Policies - Comprehensive Loss (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Summary of Significant Accounting Policies
Beginning Balance			$ (648,065)
Net current period other comprehensive income loss	$ (78,118)	$ (46,037)	227,979	$ (268,762)
Ending Balance	$ (420,086)		$ (420,086)